Federated Hermes MDT Large Cap Value Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—4.0%
1,136,466	[1]	Altice USA, Inc.	$ 2,772,977
545,040		AT&T, Inc.	9,641,758
209,203		Comcast Corp., Class A	9,736,308
41,262		Electronic Arts, Inc.	5,676,826
22,975	[1]	Meta Platforms, Inc.	8,963,466
33,427		Omnicom Group, Inc.	3,021,132
286,675	[1]	ZoomInfo Technologies, Inc.	4,598,267
		TOTAL	44,410,734
		Consumer Discretionary—6.0%
248,304		Advance Auto Parts, Inc.	16,599,122
722,414		Gap (The), Inc.	13,501,918
53,213		McDonald’s Corp.	15,576,509
126,722		PVH Corp.	15,239,588
53,595	[1]	Royal Caribbean Cruises, Ltd.	6,833,363
		TOTAL	67,750,500
		Consumer Staples—8.9%
177,115		Albertsons Cos., Inc.	3,758,380
38,383		Archer-Daniels-Midland Co.	2,133,327
207,610		Colgate-Palmolive Co.	17,480,762
51,845		Kellanova	2,839,032
416,893		Kroger Co.	19,235,443
76,360		Molson Coors Beverage Company, Class B	4,718,285
148,887		PepsiCo, Inc.	25,091,926
110,478		Procter & Gamble Co.	17,360,513
41,901		WalMart, Inc.	6,924,140
		TOTAL	99,541,808
		Energy—6.3%
71,475		Chevron Corp.	10,537,559
83,772		Devon Energy Corp.	3,520,100
31,143		Exxon Mobil Corp.	3,201,812
684,475		Marathon Oil Corp.	15,640,254
164,737		Marathon Petroleum Corp.	27,280,447
12,571		Phillips 66	1,814,121
66,586		Valero Energy Corp.	9,248,795
		TOTAL	71,243,088
		Financials—22.9%
199,790		American International Group, Inc.	13,887,403
54,882		Ameriprise Financial, Inc.	21,230,004
37,394		Aon PLC	11,159,492
45,256	[1]	Arch Capital Group Ltd.	3,730,452
572,079		Bank of New York Mellon Corp.	31,727,501
29,769	[1]	Berkshire Hathaway, Inc., Class B	11,423,556
44,804		Cboe Global Markets, Inc.	8,237,215
30,141		Chubb Ltd.	7,384,545
24,343		CME Group, Inc.	5,010,763
157,812		Hartford Financial Services Group, Inc.	13,723,332
167,528		Interactive Brokers Group, Inc., Class A	14,868,110

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
158,992		JPMorgan Chase & Co.	$ 27,721,845
99,137		Northern Trust Corp.	7,895,271
147,554	[1]	PayPal Holdings, Inc.	9,052,438
161,831		Popular, Inc.	13,828,459
45,076		Progressive Corp., OH	8,034,797
74,818		Prudential Financial, Inc.	7,850,653
112,406		State Street Corp.	8,303,431
151,728		The Travelers Cos., Inc.	32,069,230
		TOTAL	257,138,497
		Health Care—15.6%
115,817		Baxter International, Inc.	4,480,960
42,867	[1]	Biogen, Inc.	10,573,574
145,096		Bristol-Myers Squibb Co.	7,090,841
154,021	[1]	Centene Corp.	11,599,321
144,889		Dentsply Sirona, Inc.	5,034,893
844,639	[1]	Elanco Animal Health, Inc.	12,449,979
17,731		Elevance Health, Inc.	8,749,185
10,364		Eli Lilly & Co.	6,691,102
250,115		Gilead Sciences, Inc.	19,574,000
16,628		Humana, Inc.	6,286,382
167,839	[1]	Incyte Genomics, Inc.	9,863,898
200,190		Johnson & Johnson	31,810,191
14,304		McKesson Corp.	7,150,427
177,163		Merck & Co., Inc.	21,397,747
101,533		Pfizer, Inc.	2,749,514
126,065	[1]	Teladoc Health, Inc.	2,449,443
27,333		Teleflex, Inc.	6,637,272
		TOTAL	174,588,729
		Industrials—12.5%
105,803		3M Co.	9,982,513
88,342		AGCO Corp.	10,806,877
62,784		Caterpillar, Inc.	18,854,663
125,371		General Electric Co.	16,601,628
19,794		Lennox International, Inc.	8,474,999
75,708		Manpower, Inc.	5,612,991
75,359		Otis Worldwide Corp.	6,664,750
55,515		Pentair PLC	4,062,032
91,528	[1]	SPX Technologies, Inc.	9,211,378
47,244		Trane Technologies PLC	11,907,850
10,692		Transdigm Group, Inc.	11,682,935
145,792	[1]	Uber Technologies, Inc.	9,515,844
4,929		United Rentals, Inc.	3,082,597
155,267	[1]	XPO, Inc.	13,266,012
		TOTAL	139,727,069
		Information Technology—10.5%
191,833		Cisco Systems, Inc.	9,626,180
84,362		Dell Technologies, Inc.	6,991,923
172,103	[1]	DXC Technology Co.	3,751,845
232,616	[1]	GoDaddy, Inc.	24,810,823
1,008,116		Hewlett Packard Enterprise Co.	15,414,094
476,345	[1]	Nutanix, Inc.	26,770,589
61,217	[1]	Salesforce, Inc.	17,207,486

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
18,956		Skyworks Solutions, Inc.	$ 1,980,144
206,928		Vishay Intertechnology, Inc.	4,496,545
98,132	[1]	Zoom Video Communications, Inc.	6,340,308
		TOTAL	117,389,937
		Materials—3.7%
23,696		Albemarle Corp.	2,718,879
187,599		Berry Global Group, Inc.	12,280,230
478,790		Newmont Corp.	16,523,043
31,557		Sherwin-Williams Co.	9,605,320
		TOTAL	41,127,472
		Real Estate—3.7%
453,450		Kilroy Realty Corp.	16,215,372
63,469		SBA Communications, Corp.	14,208,171
236,297	[2]	SL Green Realty Corp.	10,621,550
		TOTAL	41,045,093
		Utilities—4.0%
33,530		Consolidated Edison Co.	3,047,877
105,215		Constellation Energy Corp.	12,836,230
110,920		Exelon Corp.	3,861,125
121,931		Pinnacle West Capital Corp.	8,401,046
423,011		Vistra Corp.	17,356,141
		TOTAL	45,502,419
		TOTAL COMMON STOCKS (IDENTIFIED COST $904,299,344)	1,099,465,346
		INVESTMENT COMPANIES—2.8%
10,908,192		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[3]	10,908,192
20,429,230		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[3]	20,437,401
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $31,334,566)	31,345,593
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $935,633,910)	1,130,810,939
		OTHER ASSETS AND LIABILITIES - NET—(0.9%)[4]	(10,444,896)
		TOTAL NET ASSETS—100%	$1,120,366,043
Transactions with affiliated investment companies, which are managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$7,683,040	$16,130,832	$23,813,872
Purchases at Cost	$3,225,152	$32,703,756	$35,928,908
Proceeds from Sales	$—	$(28,404,466)	$(28,404,466)
Change in Unrealized Appreciation/Depreciation	$—	$6,680	$6,680
Net Realized Gain/(Loss)	$—	$599	$599
Value as of 1/31/2024	$10,908,192	$20,437,401	$31,345,593
Shares Held as of 1/31/2024	10,908,192	20,429,230	31,337,422
Dividend Income	$69,792	$262,255	$332,047

*	All or a portion of the balance/activity for the fund relates to cash collateral received on security lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$10,215,067	$10,908,192

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.